UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 – April 30, 2019

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

April 30, 2019

AMG GW&K U.S. Small Cap Growth Fund
Class N: ATASX	Class I: ATSIX	Class Z: ATAZX

AMG GW&K Core Bond ESG Fund (formerly AMG GW&K Core Bond Fund)
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Trilogy Emerging Wealth Equity Fund (formerly AMG Trilogy Emerging Wealth Equity Fund)
Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Trilogy Emerging Markets Equity Fund (formerly AMG Trilogy Emerging Markets Equity Fund)
Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043019	SAR069

AMG Funds
Semi-Annual Report — April 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K U.S. Small Cap Growth Fund	5

AMG GW&K Core Bond ESG Fund	8

AMG GW&K Trilogy Emerging Wealth Equity Fund	12

AMG GW&K Trilogy Emerging Markets Equity Fund	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	22

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23

Detail of changes in assets for the past two fiscal periods

Financial Highlights	25

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	44

APPROVAL OF INVESTMENT MANAGEMENT AND INTERMIM SUBADVISORY AGREEMENTS	45

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG GW&K U.S. Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.22%	$1,000	$1,118	$6.41
Class I	1.00%	$1,000	$1,117	$5.25
Class Z	0.90%	$1,000	$1,121	$4.73
Based on Hypothetical 5% Annual Return
Class N	1.22%	$1,000	$1,019	$6.11
Class I	1.00%	$1,000	$1,020	$5.01
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$1,051	$4.48
Class I	0.56%	$1,000	$1,054	$2.85
Class Z	0.48%	$1,000	$1,054	$2.44
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.41
Class I	0.56%	$1,000	$1,022	$2.81
Class Z	0.48%	$1,000	$1,022	$2.41

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG GW&K Trilogy Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.40%	$1,000	$1,260	$7.84
Class I	1.12%	$1,000	$1,261	$6.28
Class Z	1.00%	$1,000	$1,262	$5.61
Based on Hypothetical 5% Annual Return
Class N	1.40%	$1,000	$1,018	$7.00
Class I	1.12%	$1,000	$1,019	$5.61
Class Z	1.00%	$1,000	$1,020	$5.01
AMG GW&K Trilogy Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$1,179	$6.75
Class I	0.94%	$1,000	$1,181	$5.08
Class Z	0.85%	$1,000	$1,181	$4.60
Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.26
Class I	0.94%	$1,000	$1,020	$4.71
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)
Periods ended April 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K U.S. Small Cap Growth Fund2, [3,4,5]
Class N	11.79%	10.98%	7.88%	12.28%	9.95%	11/30/00
Class I	11.70%	11.26%	8.16%	12.56%	8.39%	01/04/05
Class Z	12.12%	11.68%	—	—	14.61%	02/24/17
Russell 2000® Growth Index[17]	8.27%	6.91%	10.22%	15.24%	7.52%	11/30/00	†
AMG GW&K Core Bond ESG Fund2, [6,7,8,9,10,11]
Class N	5.14%	4.68%	—	—	1.60%	05/08/15
Class I	5.35%	5.05%	2.23%	4.42%	5.73%	04/30/93
Class Z	5.41%	5.15%	—	—	2.02%	05/08/15
Bloomberg Barclays U.S. Aggregate Bond Index®[18]	5.49%	5.29%	2.57%	3.72%	5.19%	04/30/93	†
AMG GW&K Trilogy Emerging Wealth Equity Fund3, [5,9,12,13,14,15]
Class N	25.99%	1.77%	—	—	8.32%	03/19/15
Class I	26.08%	2.04%	—	—	8.59%	03/19/15
Class Z	26.20%	2.08%	—	—	8.69%	03/19/15
MSCI Emerging Markets Index (Net)[19]	13.76%	(5.04%)	—	—	5.18%	03/19/15	†
AMG GW&K Trilogy Emerging Markets Equity Fund3, [4,5,9,12,13,14,15,16]
Class N	17.90%	(0.87%)	3.89%	—	1.60%	03/01/12
Class I	18.08%	(0.54%)	4.24%	—	0.88%	03/01/11
Class Z	18.10%	(0.50%)	4.37%	—	0.98%	03/01/11
MSCI Emerging Markets Index (Net)[19]	13.76%	(5.04%)	4.04%	—	2.07%	03/01/11	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[7]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[8]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[11]

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments

Fund Performance
Periods ended April 30, 2019 (continued)

are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
[12]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[13]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[14]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[15]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[16]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[17]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[18]

The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment and does not incur expenses.

[19]

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group companies.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K U.S. Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	27.4
Information Technology	22.5
Industrials	16.7
Consumer Discretionary	16.1
Financials	7.0
Materials	3.0
Real Estate	3.0
Consumer Staples	1.7
Energy	1.2
Short-Term Investments	3.3
Other Assets Less Liabilities	(1.9)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Grand Canyon Education, Inc.	3.0
Five Below, Inc.	3.0
Paylocity Holding Corp.	2.5
Rapid7, Inc.	2.5
HubSpot, Inc.	2.4
Mimecast, Ltd. (Jersey)	2.4
Fox Factory Holding Corp.	2.2
EPAM Systems, Inc.	2.2
Exponent, Inc.	2.1
SiteOne Landscape Supply, Inc.	2.1

Top Ten as a Group	24.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 16.1%
Churchill Downs, Inc.	4,471	$450,900
Chuy’s Holdings, Inc.*	12,265	243,951
Dave & Buster’s Entertainment, Inc.[1]	8,738	496,668
Five Below, Inc.*	6,746	987,547
Fox Factory Holding Corp.*,1	9,424	731,302
Grand Canyon Education, Inc.*	8,699	1,008,127
Lithia Motors, Inc., Class A	2,600	295,152
Ollie’s Bargain Outlet Holdings, Inc.*,1	4,307	411,922
Oxford Industries, Inc.	4,544	377,425
Pool Corp.	1,985	364,724
Total Consumer Discretionary		5,367,718
Consumer Staples - 1.7%
Performance Food Group Co.*	9,058	370,925
PriceSmart, Inc.[1]	3,596	215,077
Total Consumer Staples		586,002
Energy - 1.2%
Matador Resources Co.*,1	19,633	386,574
Financials - 7.0%
Ameris Bancorp	12,965	472,704
Encore Capital Group, Inc.*,1	8,434	238,345
Heritage Insurance Holdings, Inc.	10,554	143,957
Houlihan Lokey, Inc.	7,594	374,536
Pinnacle Financial Partners, Inc.	8,848	513,803
Stifel Financial Corp.	4,673	278,838
Texas Capital Bancshares, Inc.*	1,166	75,475
Union Bankshares Corp.	6,195	226,117
Total Financials		2,323,775
Health Care - 27.4%
Acadia Healthcare Co., Inc.*,1	5,892	188,662
Aimmune Therapeutics, Inc.*,1	16,528	332,874
Amicus Therapeutics, Inc.*	36,430	485,976
Amneal Pharmaceuticals, Inc.*,1	22,497	289,536
AtriCure, Inc.*	14,940	448,499
Biohaven Pharmaceutical Holding Co., Ltd.*	8,707	521,114
Bruker Corp.	7,790	300,694
Cardiovascular Systems, Inc.*	16,193	575,499
Catalent, Inc.*	14,522	650,876
Dova Pharmaceuticals, Inc.*,1	13,690	125,948
Global Blood Therapeutics, Inc.*,1	8,509	471,399
Globus Medical, Inc., Class A*	12,808	577,513

	Shares	Value
GW Pharmaceuticals PLC, ADR (United Kingdom)*	2,218	$375,530
ICU Medical, Inc.*	2,474	562,835
LHC Group, Inc.*	3,552	394,663
Medidata Solutions, Inc.*,1	6,798	614,131
Portola Pharmaceuticals, Inc.*,1	10,557	372,662
Retrophin, Inc.*,1	12,114	231,135
Syneos Health, Inc.*,1	12,004	563,348
Vericel Corp.*,1	18,090	307,349
Wright Medical Group NV (Netherlands)*	14,258	421,609
Zogenix, Inc.*,1	8,383	326,853
Total Health Care		9,138,705
Industrials - 16.7%
AAR Corp.	12,227	412,906
Dycom Industries, Inc.*,1	3,037	150,605
Exponent, Inc.	12,459	705,428
Forrester Research, Inc.	9,160	465,878
Healthcare Services Group, Inc.[1]	7,305	247,274
JELD-WEN Holding, Inc.*	7,250	143,187
John Bean Technologies Corp.[1]	4,328	475,171
Knight-Swift Transportation Holdings, Inc.[1]	7,276	242,655
Ritchie Bros. Auctioneers, Inc. (Canada)	15,305	532,461
SiteOne Landscape Supply, Inc.*,1	10,395	699,583
Spartan Motors, Inc.	31,339	291,453
Sun Hydraulics Corp.	5,171	270,650
Thermon Group Holdings, Inc.*	13,410	345,844
Woodward, Inc.	5,491	597,970
Total Industrials		5,581,065
Information Technology - 22.5%
Bottomline Technologies, Inc.*	5,834	295,025
Cabot Microelectronics Corp.	3,124	394,405
Entegris, Inc.	10,149	414,688
EPAM Systems, Inc.*	4,011	719,413
ExlService Holdings, Inc.*	4,627	274,844
HubSpot, Inc.*,1	4,349	802,347
MACOM Technology Solutions Holdings, Inc.*	9,753	135,469
Mimecast, Ltd. (Jersey)*	15,498	798,302
Paylocity Holding Corp.*	8,776	847,323
Power Integrations, Inc.	4,669	368,945
Rapid7, Inc.*	15,480	841,183
Rogers Corp.*	3,568	597,711
Silicon Laboratories, Inc.*	4,801	516,876

The accompanying notes are an integral part of these financial statements.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.5% (continued)
Virtusa Corp.*	9,017	$500,894
Total Information Technology		7,507,425
Materials - 3.0%
Balchem Corp.	6,357	645,299
PolyOne Corp.	12,769	352,935
Total Materials		998,234
Real Estate - 3.0%
QTS Realty Trust, Inc., Class A, REIT	11,592	525,697
STAG Industrial, Inc., REIT	16,262	468,021
Total Real Estate		993,718
Total Common Stocks (Cost $24,268,042)		32,883,216
	Principal Amount
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 1.6%[2]
JP Morgan Securities LLC, dated 04/30/19, due 05/01/19, 2.750% total to be received $538,885 (collateralized by various U.S. Treasuries, 2.125% - 2.250%, 09/30/21 - 04/30/24, totaling $549,621)	$538,844	538,844

	Shares	Value
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	181,205	$181,205
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	181,206	181,206
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	186,697	186,697
Total Other Investment Companies		549,108
Total Short-Term Investments (Cost $1,087,952)		1,087,952
Total Investments - 101.9% (Cost $25,355,994)		33,971,168
Other Assets, less Liabilities - (1.9)%		(633,683)
Net Assets - 100.0%		$33,337,485

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $7,131,065 or 21.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$32,883,216	—	—	$32,883,216
Short-Term Investments
Joint Repurchase Agreements	—	$538,844	—	538,844
Other Investment Companies	549,108	—	—	549,108

Total Investments in Securities	$33,432,324	$538,844	—	$33,971,168

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	47.0
Corporate Bonds and Notes	41.6
Municipal Bonds	8.4
Short-Term Investments	1.4
Other Assets Less Liabilities	1.6

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	48.5
Aaa	1.3
Aa	16.9
A	21.8
Baa	11.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
United States Treasury Notes, 2.000%, 11/30/22	5.3
United States Treasury Bonds, 4.500%, 02/15/36	4.0
FNMA, 4.500%, 06/01/41	2.7
FNMA, 4.000%, 12/01/33	2.6
FNMA, 4.500%, 04/01/39	2.6
FNMA, 4.500%, 04/01/39	2.6
FNMA, 5.000%, 02/01/34	2.5
FNMA, 4.500%, 06/01/46	2.3
United States Treasury Notes, 6.250%, 08/15/23	2.2
FNMA, 5.000%, 08/01/40	2.1

Top Ten as a Group	28.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Principal Amount	Value
Corporate Bonds and Notes—41.6%
Financials—17.4%
Aircastle, Ltd. 4.125%, 05/01/24	$3,421,000	$3,431,571
American Tower Corp. 3.375%, 10/15/26	1,809,000	1,785,958
Bank of America Corp., MTN 3.875%, 08/01/25	3,911,000	4,051,629
Berkshire Hathaway, Inc. 3.125%, 03/15/26	3,480,000	3,501,989
Citigroup, Inc. (3 month LIBOR + 1.023%) 4.044%, 06/01/24[1]	3,852,000	3,978,110
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	3,500,000	3,453,756
Host Hotels & Resorts, LP Series C 4.750%, 03/01/23	2,654,000	2,779,724
JPMorgan Chase & Co. 2.950%, 10/01/26	2,435,000	2,385,167
Morgan Stanley, GMTN 5.500%, 07/28/21	2,122,000	2,240,645
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	2,313,000	2,357,164
Simon Property Group LP 3.300%, 01/15/26	2,320,000	2,339,302
US Bancorp, MTN 2.950%, 07/15/22	4,546,000	4,571,636
Visa, Inc., MTN 3.150%, 12/14/25	2,890,000	2,934,923
Total Financials		39,811,574
Industrials—24.2%
Advocate Health & Hospitals Corp. 4.272%, 08/15/48	2,235,000	2,342,702
AT&T, Inc. 4.250%, 03/01/27	4,424,000	4,596,351
Automatic Data Processing, Inc. 3.375%, 09/15/25	3,366,000	3,476,726
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	2,213,000	2,839,510
CVS Health Corp. 5.125%, 07/20/45	2,153,000	2,143,819
Exelon Corp. 3.400%, 04/15/26	995,000	998,483
Fidelity National Information Services, Inc. 5.000%, 10/15/25	2,115,000	2,303,675

	Principal Amount	Value
The George Washington University Series 2018 4.126%, 09/15/48	$3,379,000	$3,557,233
Georgia-Pacific LLC 8.000%, 01/15/24	1,810,000	2,207,642
HCA, Inc. 5.000%, 03/15/24	2,719,000	2,881,609
International Paper Co. 3.000%, 02/15/27	4,280,000	4,109,437
Kaiser Foundation Hospitals 3.150%, 05/01/27	2,348,000	2,344,901
McDonald’s Corp., MTN 3.700%, 01/30/26	2,830,000	2,913,216
Microsoft Corp. 3.750%, 02/12/45	2,898,000	2,930,154
Oracle Corp. 3.800%, 11/15/37	2,305,000	2,289,974
RELX Capital, Inc. 4.000%, 03/18/29	2,270,000	2,320,052
Rockwell Automation, Inc. 3.500%, 03/01/29	2,248,000	2,305,571
Verizon Communications, Inc. 3.875%, 02/08/29	4,510,000	4,670,680
Walmart, Inc. 4.050%, 06/29/48	1,673,000	1,762,631
The Walt Disney Co., MTN 2.950%, 06/15/27	2,390,000	2,389,872
Total Industrials		55,384,238
Total Corporate Bonds and Notes (Cost $94,563,234)		95,195,812
Municipal Bonds—8.4%
Los Angeles Unified School District School Improvements 5.750%, 07/01/34	3,155,000	3,912,799
State of California 7.550%, 04/01/39	3,005,000	4,597,830
University of California 3.349%, 07/01/29	2,830,000	2,881,563
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	2,520,000	2,806,373
Metropolitan Transportation Authority 6.687%, 11/15/40	2,025,000	2,722,633
JobsOhio Beverage System 4.532%, 01/01/35	2,090,000	2,346,506
Total Municipal Bonds (Cost $18,969,833)		19,267,704

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations—47.0%
Fannie Mae—27.5%
FNMA
3.000%, 09/01/46 to 11/01/46	$3,267,809	$3,235,932
3.500%, 03/01/30 to 02/01/46	7,584,049	7,739,460
4.000%, 12/01/33 to 02/01/47	13,173,501	13,726,243
4.500%, 04/01/39 to 06/01/46	25,166,755	26,665,441
5.000%, 02/01/34 to 08/01/40	10,758,620	11,561,679
Total Fannie Mae		62,928,755
Freddie Mac—7.0%
FHLMC Gold Pool
3.000%, 06/01/43	362,207	359,968
3.500%, 07/01/32 to 05/01/44	2,918,895	2,987,254
4.000%, 05/01/26	188,064	194,857
5.000%, 01/01/40 to 07/01/44	5,273,758	5,698,172
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	3,243,000	3,330,872
Series K062, Class A2 3.413%, 12/25/26	513,000	532,116
Series K063, Class A2 3.430%, 01/25/27[2]	2,950,000	3,063,206
Total Freddie Mac		16,166,445
U.S. Treasury Obligations—12.5%
United States Treasury Notes 1.750%, 03/31/22	2,307,000	2,275,549

	Principal Amount	Value
United States Treasury Notes
2.000%, 11/30/22	$12,121,000	$12,015,888
6.250%, 08/15/23	4,349,000	5,050,701
United States Treasury Bonds 4.500%, 02/15/36	7,361,000	9,182,848
Total U.S. Treasury Obligations		28,524,986
Total U.S. Government and Agency Obligations (Cost $108,801,253)		107,620,186

	Shares
Short-Term Investments—1.4%
Other Investment Companies—1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,037,635	1,037,635
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,037,636	1,037,636
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,069,080	1,069,080
Total Short-Term Investments (Cost $3,144,351)		3,144,351
Total Investments—98.4% (Cost $225,478,671)		225,228,053
Other Assets, less Liabilities—1.6%		3,569,933
Net Assets—100.0%		$228,797,986

[1]	Variable rate security. The rate shown is based on the latest available information as of April 30, 2019.
[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$95,195,812	—	$95,195,812
Municipal Bonds	—	19,267,704	—	19,267,704
U.S. Government and Agency Obligations†	—	107,620,186	—	107,620,186
Short-Term Investments
Other Investment Companies	$3,144,351	—	—	3,144,351

Total Investments in Securities	$3,144,351	$222,083,702	—	$225,228,053

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	32.1
Financials	26.7
Information Technology	9.6
Communication Services	9.2
Consumer Staples	9.1
Health Care	4.7
Materials	3.1
Industrials	2.7
Short-Term Investments	4.5
Other Assets Less Liabilities	(1.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	6.3
Sands China, Ltd. (Macau)	5.3
Ping An Insurance Group Co. of China, Ltd., Class H (China)	5.2
Infineon Technologies AG (Germany)	4.8
HDFC Bank, Ltd., ADR (India)	4.6
Sberbank of Russia PJSC, Sponsored ADR (Russia)	4.3
Tencent Holdings, Ltd. (China)	4.0
QUALCOMM, Inc.	3.9
AIA Group, Ltd. (Hong Kong)	3.8
Yum China Holdings, Inc. (China)	3.5

Top Ten as a Group	45.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks—97.2%
Communication Services—9.2%
Baidu, Inc., Sponsored ADR (China)*	10,841	$1,802,100
Bharti Infratel, Ltd. (India)	59,300	223,901
iQIYI, Inc., ADR (Cayman Islands)*,1	30,393	671,989
MultiChoice Group, Ltd. (South Africa)*	32,198	289,118
Tencent Holdings, Ltd. (China)	76,600	3,775,435
Tencent Music Entertainment Group, ADR (Cayman Islands)*,1	13,959	240,095
The Walt Disney Co. (United States)	1,911	261,750
Zee Entertainment Enterprises, Ltd. (India)	228,448	1,421,179
Total Communication Services		8,685,567
Consumer Discretionary—32.1%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,1	32,211	5,977,395
Booking Holdings, Inc. (United States)*	345	639,972
Ctrip.com International, Ltd., ADR (China)*	68,945	3,037,027
Eicher Motors, Ltd. (India)	4,660	1,365,120
Hermes International (France)	475	334,195
Huazhu Group Ltd., ADR (China)[1]	14,281	605,514
LVMH Moet Hennessy Louis Vuitton SE (France)	3,035	1,191,598
MakeMyTrip, Ltd. (India)*	42,579	1,073,417
Maruti Suzuki India, Ltd. (India)	17,588	1,685,273
Moncler SpA (Italy)	17,382	714,651
Naspers, Ltd., N Shares (South Africa)	2,498	642,612
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	12,458	1,189,241
NIKE, Inc., Class B (United States)	3,316	291,244
Samsonite International, S.A. (United States)[2]	849,600	2,436,635
Sands China, Ltd. (Macau)	898,800	4,947,140
Starbucks Corp. (United States)	2,976	231,176
Tiffany & Co. (United States)[1]	5,551	598,509
Yum China Holdings, Inc. (China)	70,074	3,331,318
Total Consumer Discretionary		30,292,037
Consumer Staples—9.1%
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	119,700	206,722
Kweichow Moutai Co., Ltd., Class A (China)	13,793	1,994,599
LG Household & Health Care, Ltd. (South Korea)	2,329	2,837,949
Shoprite Holdings, Ltd. (South Africa)	80,600	972,923
Unilever, N.V. (United Kingdom)	2,989	180,849
Wal-Mart de Mexico, SAB de CV (Mexico)	353,500	1,038,623
Wuliangye Yibin Co., Ltd., Class A (China)	88,503	1,344,296
Total Consumer Staples		8,575,961

	Shares	Value
Financials—26.7%
AIA Group, Ltd. (Hong Kong)	353,000	$3,614,521
Bank Mandiri Persero Tbk PT (Indonesia)*	1,262,400	687,761
China Construction Bank Corp., Class H (China)	1,859,900	1,639,624
China Merchants Bank Co., Ltd., Class H (China)	331,500	1,640,596
Credicorp, Ltd. (Peru)	854	202,312
Grupo Financiero Banorte, S.A.B de CV (Mexico)	316,300	2,004,138
HDFC Bank, Ltd., ADR (India)	37,868	4,341,566
Kotak Mahindra (India)	70,321	1,402,411
Noah Holdings, Ltd., ADR (China)*,1	13,364	726,200
Ping An Insurance Group Co. of China, Ltd., Class H (China)	407,500	4,932,651
Sberbank of Russia PJSC, Sponsored ADR (Russia)	280,351	4,018,528
Total Financials		25,210,308
Health Care—4.7%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	502,291	2,200,184
CSPC Pharmaceutical Group, Ltd. (China)	114,000	220,046
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	7,200	70,349
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	43,680	426,783
Novo Nordisk A/S, Class B (Denmark)	11,229	550,160
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	120,000	588,728
Yunnan Baiyao Group Co., Ltd., Class A (China)	30,257	397,818
Total Health Care		4,454,068
Industrials—2.7%
Copa Holdings, S.A., Class A (Panama)	8,771	730,274
FANUC Corp. (Japan)	7,800	1,465,429
Havells India, Ltd. (India)	35,971	400,552
Total Industrials		2,596,255
Information Technology—9.6%
Infineon Technologies AG (Germany)	190,495	4,515,813
Mastercard, Inc., Class A (United States)	3,131	796,025
QUALCOMM, Inc. (United States)	43,036	3,706,691
Total Information Technology		9,018,529
Materials—3.1%
Asian Paints, Ltd. (India)	50,574	1,063,896
Chr Hansen Holding A/S (Denmark)	11,174	1,141,771
Novozymes A/S (Denmark)	15,250	711,799
Total Materials		2,917,466
Total Common Stocks (Cost $78,039,354)		91,750,191

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—4.5%
Joint Repurchase Agreements—1.9%[3]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $814,620 (collateralized by various U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $830,850)	$814,559	$814,559
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,000,076 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,814,559

	Shares
Other Investment Companies—2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[4]	816,271	816,271

	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	816,271	$816,271
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[4]	841,006	841,006
Total Other Investment Companies		2,473,548
Total Short-Term Investments (Cost $4,288,107)		4,288,107
Total Investments—101.7% (Cost $82,327,461)		96,038,298
Other Assets, less Liabilities—(1.7)%		(1,637,710)
Net Assets—100.0%		$94,400,588

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,870,521 or 9.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2019, the value of these securities amounted to $3,025,363 or 3.2% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$16,974,813	$13,317,224	—	$30,292,037
Financials	7,274,216	17,936,092	—	25,210,308
Information Technology	4,502,716	4,515,813	—	9,018,529
Communication Services	3,265,052	5,420,515	—	8,685,567
Consumer Staples	1,245,345	7,330,616	—	8,575,961
Health Care	—	4,454,068	—	4,454,068
Materials	—	2,917,466	—	2,917,466
Industrials	730,274	1,865,981	—	2,596,255
Short-Term Investments
Joint Repurchase Agreements	—	1,814,559	—	1,814,559
Other Investment Companies	2,473,548	—	—	2,473,548
Total Investments in Securities	$36,465,964	$59,572,334	—	$96,038,298

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Cayman Islands	1.0
China	39.1
Denmark	2.6
France	1.7
Germany	4.9
Hong Kong	3.9
India	14.1
Indonesia	0.8
Italy	0.8
Japan	1.6
Macau	5.4

Country	% of Long-Term Investments
Mexico	3.5
Panama	0.8
Peru	0.2
Russia	4.4
South Africa	2.1
South Korea	3.1
United Kingdom	0.2
United States	9.8

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	28.0
Consumer Discretionary	21.0
Information Technology	15.3
Communication Services	11.0
Consumer Staples	9.3
Industrials	4.9
Health Care	3.9
Energy	2.8
Materials	2.5
Real Estate	0.4
Short-Term Investments	5.0
Other Assets Less Liabilities	(4.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	5.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9
Samsung Electronics Co., Ltd. (South Korea)	4.2
Baidu, Inc., Sponsored ADR (China)	3.4
Naspers, Ltd., N Shares (South Africa)	3.3
Tencent Holdings, Ltd. (China)	3.0
Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.9
Ping An Insurance Group Co. of China, Ltd., Class H (China)	2.7
Banco Bradesco, S.A., ADR (Brazil)	2.1
Kweichow Moutai Co., Ltd., Class A (China)	2.0

Top Ten as a Group	33.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks—99.1%
Communication Services—11.0%
Baidu, Inc., Sponsored ADR (China)*	39,120	$6,502,918
Bharti Infratel, Ltd. (India)	90,099	340,190
iQIYI, Inc., ADR (Cayman Islands)*,1	78,688	1,739,792
MultiChoice Group, Ltd. (South Africa)*	128,573	1,154,506
NetEase, Inc., ADR (China)	5,856	1,666,208
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,383,347	900,942
Tencent Holdings, Ltd. (China)	115,300	5,682,867
Tencent Music Entertainment Group, ADR (Cayman Islands)*,1	73,792	1,269,222
Zee Entertainment Enterprises, Ltd. (India)	293,907	1,828,401
Total Communication Services		21,085,046
Consumer Discretionary—21.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,[1]	55,791	10,353,136
Ctrip.com International, Ltd., ADR (China)*	55,926	2,463,540
Feng TAY Enterprise Co., Ltd. (Taiwan)	363,600	2,948,267
Hanon Systems (South Korea)	148,299	1,594,637
MakeMyTrip, Ltd. (India)*	50,043	1,261,584
Maruti Suzuki India, Ltd. (India)	12,344	1,182,796
Midea GroupCo. Ltd., Class A (China)	155,200	1,208,293
Mr Price Group, Ltd. (South Africa)[1]	47,620	721,687
Naspers, Ltd., N Shares (South Africa)	24,359	6,266,366
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	19,589	1,869,966
Sands China, Ltd. (Macau)	580,847	3,197,075
Shanghai Jinjiang International Hotels Development Co., Ltd. (China)	186,100	745,793
Shenzhou International Group Holdings, Ltd. (Cayman Islands)	201,800	2,712,359
Yum China Holdings, Inc. (China)	76,774	3,649,836
Total Consumer Discretionary		40,175,335
Consumer Staples—9.3%
Bid Corp., Ltd. (South Africa)	114,980	2,430,790
BIM Birlesik Magazalar AS (Turkey)	86,090	1,198,239
Fomento Economico Mexicano, S.A.B de CV (Mexico)	140,487	1,373,023
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	304,200	1,402,057
Kweichow Moutai Co., Ltd., Class A (China)	26,300	3,803,230
LG Household & Health Care, Ltd. (South Korea)	1,725	2,101,959
Uni-President Enterprises Corp. (Taiwan)	422,000	1,002,958
Wal-Mart de Mexico, SAB de CV (Mexico)	745,500	2,190,363

	Shares	Value
Wuliangye Yibin Co., Ltd., Class A (China)	142,400	$2,162,953
Total Consumer Staples		17,665,572
Energy—2.8%
China Petroleum & Chemical Corp., ADR (China)	14,911	1,144,270
Novatek PJSC, Sponsored GDR (Russia)	11,701	2,257,447
Reliance Industries, Ltd. (India)	96,800	1,939,240
Total Energy		5,340,957
Financials—28.0%
AIA Group, Ltd. (Hong Kong)	324,200	3,319,625
Banco Bradesco, S.A., ADR (Brazil)	436,959	3,958,849
Banco de Chile, ADR (Chile)[1]	44,156	1,298,186
Bancolombia, S.A., Sponsored ADR (Colombia)[1]	35,885	1,820,087
Bank Mandiri Persero Tbk PT (Indonesia)*	2,559,800	1,394,590
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	8,328,335	2,560,591
BB Seguridade Participacoes, S.A. (Brazil)	112,035	812,026
BDO Unibank, Inc. (Philippines)	493,781	1,271,278
China Construction Bank Corp., Class H (China)	2,025,000	1,785,171
Credicorp, Ltd. (Peru)	13,493	3,196,492
Dongbu Insurance Co., Ltd. (South Korea)	22,600	1,323,323
FirstRand, Ltd. (South Africa)	526,364	2,504,986
Grupo Financiero Banorte, S.A.B de CV (Mexico)	459,400	2,910,848
HDFC Bank, Ltd., ADR (India)	15,229	1,746,005
Housing Development Finance Corp., Ltd. (India)	118,033	3,386,235
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	375,276	3,246,137
Kasikornbank PCL (Thailand)	285,100	1,703,190
Noah Holdings, Ltd., ADR (China)*,1	22,437	1,219,227
OTP Bank Plc (Hungary)	49,809	2,215,055
Ping An Insurance Group Co. of China, Ltd., Class H (China)	435,000	5,265,529
Sberbank of Russia PJSC, Sponsored ADR (Russia)	381,910	5,474,266
Shinhan Financial Group Co., Ltd. (South Korea)	27,191	1,027,681
Total Financials		53,439,377
Health Care—3.9%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	506,900	2,220,372
Fleury, S.A. (Brazil)	342,118	1,811,321
Odontoprev, S.A. (Brazil)	457,606	1,965,287
Osstem Implant Co., Ltd. (South Korea)*	14,932	740,255
Richter Gedeon Nyrt (Hungary)	37,183	737,775
Total Health Care		7,475,010

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—4.9%
Adani Ports & Special Economic Zone, Ltd. (India)	290,309	$1,639,917
The Bidvest Group, Ltd. (South Africa)	83,958	1,277,010
Copa Holdings, S.A., Class A (Panama)	18,268	1,520,994
Doosan Bobcat, Inc. (South Korea)	46,123	1,264,732
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	98,820	1,001,349
Shanghai International Airport Co., Ltd., Class A (China)	247,669	2,600,308
Total Industrials		9,304,310
Information Technology—15.3%
Delta Electronics, Inc. (Taiwan)	406,720	2,146,702
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	131,200	638,066
Hon Hai Precision Industry Co., Ltd. (Taiwan)	820,224	2,309,200
Infosys, Ltd., Sponsored ADR (India)[1]	109,937	1,182,922
Pagseguro Digital, Ltd., Class A (Brazil)*	24,814	646,653
Samsung Electronics Co., Ltd. (South Korea)	207,167	8,145,232
SK Hynix, Inc. (South Korea)	50,192	3,396,532
Sunny Optical Technology Group Co., Ltd. (Cayman Islands)	110,700	1,354,205
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,106,632	9,291,318
Total Information Technology		29,110,830
Materials—2.5%
Grasim Industries, Ltd. (India)	42,913	556,106
Grupo Mexico, S.A.B de CV (Mexico)	490,600	1,440,144
Industrias Penoles, S.A.B de CV (Mexico)	69,805	802,706
LG Chem, Ltd. (South Korea)	6,663	2,066,887
Total Materials		4,865,843
Real Estate—0.4%
Emaar Malls PJSC (United Arab Emirates)	1,566,234	743,280
Total Common Stocks (Cost $155,159,779)		189,205,560

	Principal Amount
Short-Term Investments—5.0%
Joint Repurchase Agreements—2.7%[2]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $250,837 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $255,834)	$250,818	250,818

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,192,856 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 05/15/19 - 03/20/69, totaling $1,216,620)	$1,192,765	$1,192,765
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,192,857 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250% - 8.500%, 05/25/19 - 04/20/69, totaling $1,216,620)	1,192,765	1,192,765
HSBC Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,192,856 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 3.000% - 5.000%, 03/01/30 - 12/01/48, totaling $1,216,620)	1,192,765	1,192,765
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,192,855 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,216,620)	1,192,765	1,192,765
Total Joint Repurchase Agreements		5,021,878

	Shares
Other Investment Companies—2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,467,520	1,467,520
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,467,520	1,467,520
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,511,990	1,511,990
Total Other Investment Companies		4,447,030
Total Short-Term Investments (Cost $9,468,908)		9,468,908
Total Investments—104.1% (Cost $164,628,687)		198,674,468
Other Assets, less Liabilities—(4.1)%		(7,868,064)
Net Assets—100.0%		$190,806,404

The accompanying notes are an integral part of these financial statements.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $17,773,433 or 9.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$21,531,180	$31,908,197	—	$53,439,377
Consumer Discretionary	19,598,062	20,577,273	—	40,175,335
Information Technology	1,829,575	27,281,255	—	29,110,830
Communication Services	12,332,646	8,752,400	—	21,085,046
Consumer Staples	4,761,625	12,903,947	—	17,665,572
Industrials	2,522,343	6,781,967	—	9,304,310
Health Care	3,776,608	3,698,402	—	7,475,010
Energy	1,144,270	4,196,687	—	5,340,957
Materials	2,242,850	2,622,993	—	4,865,843
Real Estate	—	743,280	—	743,280
Short-Term Investments
Joint Repurchase Agreements	—	5,021,878	—	5,021,878
Other Investment Companies	4,447,030	—	—	4,447,030

Total Investments in Securities	$74,186,189	$124,488,279	—	$198,674,468

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Brazil	6.6
Cayman Islands	3.7
Chile	0.7
China	29.8
Colombia	1.0
Hong Kong	1.7
Hungary	1.6
India	8.0
Indonesia	2.6
Macau	1.7
Mexico	5.1
Panama	0.8

Country	% of Long-Term Investments
Peru	1.7
Philippines	0.7
Russia	4.1
South Africa	7.6
South Korea	11.4
Taiwan	9.3
Thailand	0.9
Turkey	0.6
United Arab Emirates	0.4

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2019

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Assets:
Investments at value[1] (including securities on loan valued at $7,131,065, $0, $8,870,521, and $17,773,433, respectively)	$33,971,168	$225,228,053	$96,038,298	$198,674,468
Foreign currency[3]	—	—	427,800	1,239,688
Receivable for investments sold	209,400	2,322,469	—	1,744,251
Dividend, interest and other receivables	7,198	1,687,787	58,399	247,783
Receivable for Fund shares sold	1,907	33,857	749,769	111,222
Receivable from affiliate	9,144	14,132	—	—
Prepaid expenses and other assets	24,729	28,784	31,982	30,562
Total assets	34,223,546	229,315,082	97,306,248	202,047,974
Liabilities:
Payable upon return of securities loaned	538,844	—	1,814,559	5,021,878
Payable for investments purchased	263,885	—	840,807	3,393,778
Payable for Fund shares repurchased	22,383	340,334	113,963	2,639,889
Payable for foreign capital gains tax	—	—	31,161	—
Accrued expenses:
Investment advisory and management fees	18,819	56,628	41,125	85,466
Administrative fees	4,033	28,314	11,216	23,309
Distribution fees	4,271	131	458	104
Shareholder service fees	3,158	15,493	532	1,295
Other	30,668	76,196	51,839	75,851
Total liabilities	886,061	517,096	2,905,660	11,241,570
Net Assets	$33,337,485	$228,797,986	$94,400,588	$190,806,404
[1] Investments at cost	$25,355,994	$225,478,671	$82,327,461	$164,628,687
[3] Foreign currency at cost	—	—	$433,190	$1,236,638

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Net Assets Represent:
Paid-in capital	$24,329,127	$234,856,171	$77,618,777	$168,626,904
Distributable earnings (loss)	9,008,358	(6,058,185)	16,781,811	22,179,500
Net Assets	$33,337,485	$228,797,986	$94,400,588	$190,806,404
Class N:
Net Assets	$24,947,279	$642,124	$2,279,521	$500,812
Shares outstanding	6,754,882	63,813	183,241	49,894
Net asset value, offering and redemption price per share	$3.69	$10.06	$12.44	$10.04
Class I:
Net Assets	$8,216,918	$225,082,451	$3,192,390	$22,233,260
Shares outstanding	1,717,582	22,368,607	254,984	2,223,948
Net asset value, offering and redemption price per share	$4.78	$10.06	$12.52	$10.00
Class Z:
Net Assets	$173,288	$3,073,411	$88,928,677	$168,072,332
Shares outstanding	36,136	305,598	7,130,056	16,891,808
Net asset value, offering and redemption price per share	$4.80	$10.06	$12.47	$9.95

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended April 30, 2019

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Investment Income:
Dividend income	$88,960	$34,423	$444,448	$1,515,819
Interest income	—	3,542,495	138	—
Securities lending income	6,110	—	12,605	21,586
Foreign withholding tax	(867)	—	(25,084)	(138,320)
Total investment income	94,203	3,576,918	432,107	1,399,085
Expenses:
Investment advisory and management fees	109,336	351,545	205,427	448,341
Administrative fees	23,429	175,773	56,025	122,275
Distribution fees—Class N	24,002	714	2,537	464
Shareholder servicing fees—Class N	13,915	428	1,522	279
Shareholder servicing fees—Class I	3,759	89,353	1,424	7,498
Registration fees	23,162	25,165	28,444	26,036
Professional fees	13,578	30,279	21,559	25,144
Custodian fees	8,395	17,908	34,967	55,072
Transfer agent fees	3,297	12,199	1,161	2,039
Reports to shareholders	3,292	20,427	4,929	8,878
Trustee fees and expenses	1,442	10,718	2,946	6,497
Miscellaneous	14,018	6,453	2,115	2,607
Repayment of prior reimbursements	—	—	14,028	—
Total expenses before offsets	241,625	740,962	377,084	705,130
Expense reimbursements	(46,699)	(85,819)	—	—
Expense reductions	(7,002)	—	—	—
Net expenses	187,924	655,143	377,084	705,130
Net investment income (loss)	(93,721)	2,921,775	55,023	693,955
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	803,868	(2,035,919)	3,241,416	(2,834,913)
Net realized loss on foreign currency transactions	—	—	(39,089)	(58,657)
Net change in unrealized appreciation/depreciation on investments	2,666,106	11,413,356	15,024,429	29,742,522
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	(28,976)	2,448
Net realized and unrealized gain	3,469,974	9,377,437	18,197,780	26,851,400
Net increase in net assets resulting from operations	$3,376,253	$12,299,212	$18,252,803	$27,545,355

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG GW&K U.S. Small Cap Growth Fund		AMG GW&K Core Bond ESG Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(93,721)	$(240,628)	$2,921,775	$6,582,045
Net realized gain (loss) on investments	803,868	5,691,728	(2,035,919)	(1,658,735)
Net change in unrealized appreciation/depreciation on investments	2,666,106	(4,046,445)	11,413,356	(12,727,480)
Net increase (decrease) in net assets resulting from operations	3,376,253	1,404,655	12,299,212	(7,804,170)
Distributions to Shareholders:
Class N	(4,243,943)	(3,811,310)	(6,168)	(6,701)
Class I	(946,962)	(1,248,740)	(2,873,418)	(6,491,282)
Class Z	(21,756)	(18,241)	(45,860)	(121,411)
Total distributions to shareholders	(5,212,661)	(5,078,291)	(2,925,446)	(6,619,394)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	876,310	1,359,286	(50,877,758)	(46,865,335)
Total decrease in net assets	(960,098)	(2,314,350)	(41,503,992)	(61,288,899)
Net Assets:
Beginning of period	34,297,583	36,611,933	270,301,978	331,590,877
End of period	$33,337,485	$34,297,583	$228,797,986	$270,301,978

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG GW&K Trilogy Emerging Wealth Equity Fund		AMG GW&K Trilogy Emerging Markets Equity Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$55,023	$599,084	$693,955	$2,324,220
Net realized gain (loss) on investments	3,202,327	2,832,808	(2,893,570)	5,101,177
Net change in unrealized appreciation/depreciation on investments	14,995,453	(15,165,726)	29,744,970	(30,255,989)
Net increase (decrease) in net assets resulting from operations	18,252,803	(11,733,834)	27,545,355	(22,830,592)
Distributions to Shareholders:
Class N	(91,676)	(1,210)	(3,338)	(2,438)
Class I	(88,034)	(76,934)	(214,189)	(26,234)
Class Z	(3,150,911)	(3,581,095)	(2,095,616)	(1,711,909)
Total distributions to shareholders	(3,330,621)	(3,659,239)	(2,313,143)	(1,740,581)
Capital Share Transactions:[1]
Net increase from capital share transactions	14,556,833	19,158,573	20,387,139	36,373,294
Total increase in net assets	29,479,015	3,765,500	45,619,351	11,802,121
Net Assets:
Beginning of period	64,921,573	61,156,073	145,187,053	133,384,932
End of period	$94,400,588	$64,921,573	$190,806,404	$145,187,053

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$4.12	$4.68	$3.58	$18.59	$22.07	$24.06
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.03)	(0.06)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.30	0.19	1.14	(0.62)	(0.62)	0.30
Total income (loss) from investment operations	0.29	0.16	1.11	(0.68)	(0.74)	0.17
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)
Net Asset Value, End of Period	$3.69	$4.12	$4.68	$3.58	$18.59	$22.07
Total Return[2,3]	11.79%[4]	3.41%	30.91%	(4.39)%	(4.12)%	0.57%
Ratio of net expenses to average net assets	1.20%[5,6]	1.17%[6]	1.23%[6]	1.36%	1.31%	1.31%
Ratio of gross expenses to average net assets[7]	1.52%[5]	1.38%	1.51%	1.39%	1.31%	1.31%
Ratio of net investment loss to average net assets[2]	(0.68)%[5]	(0.70)%	(0.72)%	(0.76)%	(0.58)%	(0.57)%
Portfolio turnover	12%[4]	36%	24%	106%[8]	65%	70%[8,9]
Net assets end of period (000’s) omitted	$24,947	$24,762	$26,671	$30,977	$241,283	$336,350

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.10	$5.61	$4.27	$19.30	$22.76	$24.69
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.02)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.41	0.24	1.37	(0.65)	(0.65)	0.30
Total income (loss) from investment operations	0.40	0.21	1.35	(0.70)	(0.72)	0.23
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)
Net Asset Value, End of Period	$4.78	$5.10	$5.61	$4.27	$19.30	$22.76
Total Return[2,3]	11.70%[4]	3.78%	31.57%	(4.27)%	(3.93)%	0.86%
Ratio of net expenses to average net assets	0.98%[5,6]	0.95%[6]	1.00%[6]	1.11%	1.06%	1.06%
Ratio of gross expenses to average net assets[7]	1.30%[5]	1.16%	1.28%	1.16%	1.06%	1.06%
Ratio of net investment loss to average net assets[2]	(0.46)%[5]	(0.48)%	(0.49)%	(0.53)%	(0.33)%	(0.32)%
Portfolio turnover	12%[4]	36%	24%	106%[8]	65%	70%[8,9]
Net assets end of period (000’s) omitted	$8,217	$9,381	$9,798	$11,032	$307,403	$469,518

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z	(unaudited)	2018	2017[10]
Net Asset Value, Beginning of Period	$5.10	$5.61	$4.85
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain on investments	0.43	0.23	0.78
Total income from investment operations	0.42	0.21	0.76
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	—
Net Asset Value, End of Period	$4.80	$5.10	$5.61
Total Return[2,3]	12.12%[4]	3.78%	15.67%[4]
Ratio of net expenses to average net assets	0.88%[5,6]	0.85%[6]	0.89%[5,6]
Ratio of gross expenses to average net assets[7]	1.20%[5]	1.06%	1.13%[5]
Ratio of net investment loss to average net assets[2]	(0.36)%[5]	(0.38)%	(0.47)%[5]
Portfolio turnover	12%[4]	36%	24%[4]
Net assets end of period (000’s) omitted	$173	$155	$143

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2019, 0.05% for the fiscal year ended October 31, 2018, and 0.05%, 0.05% and 0.01% for Class N, Class I and Class Z, respectively for the fiscal period ended 2017.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations for Class Z shares was February 24, 2017.

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.67	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.18	0.18	0.16	0.08
Net realized and unrealized gain (loss) on investments	0.38	(0.46)	(0.12)	0.28	(0.16)
Total income (loss) from investment operations	0.49	(0.28)	0.06	0.44	(0.08)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.08)
Net realized gain on investments	—	—	—	(0.24)	—
Total distributions to shareholders	(0.10)	(0.19)	(0.18)	(0.41)	(0.08)
Net Asset Value, End of Period	$10.06	$9.67	$10.14	$10.26	$10.23
Total Return[4,5]	5.14%[6]	(2.79)%	0.57%	4.44%	(0.76)%[6]
Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.88%	0.88%	0.88%[7]
Ratio of gross expenses to average net assets[8]	0.95%[7]	0.93%	0.93%	0.97%	0.99%[7]
Ratio of net investment income to average net assets[4]	2.17%[7]	1.88%	1.75%	1.51%	1.67%[7]
Portfolio turnover	21%[6]	17%	18%	48%	175%
Net assets end of period (000’s) omitted	$642	$502	$146	$293	$124

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.67	$10.15	$10.27	$10.24	$10.87	$10.63
Income (loss) from Investment Operations:
Net investment income[3,4]	0.12	0.22	0.21	0.21	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.39	(0.48)	(0.12)	0.26	(0.11)	0.22
Total income (loss) from investment operations	0.51	(0.26)	0.09	0.47	0.07	0.38
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.22)	(0.21)	(0.20)	(0.35)	(0.14)
Net realized gain on investments	—	—	—	(0.24)	(0.35)	—
Total distributions to shareholders	(0.12)	(0.22)	(0.21)	(0.44)	(0.70)	(0.14)
Net Asset Value, End of Period	$10.06	$9.67	$10.15	$10.27	$10.24	$10.87
Total Return[4,5]	5.35%[6]	(2.59)%	0.91%	4.79%	0.68%	3.64%
Ratio of net expenses to average net assets	0.56%[7]	0.56%	0.55%	0.55%	0.56%	0.58%
Ratio of gross expenses to average net assets[8]	0.63%[7]	0.61%	0.60%	0.65%	0.67%	0.67%
Ratio of net investment income to average net assets[4]	2.49%[7]	2.20%	2.08%	2.01%	1.70%	1.46%
Portfolio turnover	21%[6]	17%	18%	48%	175%	177%
Net assets end of period (000’s) omitted	$225,082	$264,795	$325,855	$414,400	$572,110	$942,956

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31,
Class Z		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.67	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.23	0.22	0.19	0.10
Net realized and unrealized gain (loss) on investments	0.39	(0.47)	(0.12)	0.29	(0.16)
Total income (loss) from investment operations	0.52	(0.24)	0.10	0.48	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.21)	(0.10)
Net realized gain on investments	—	—	—	(0.24)	—
Total distributions to shareholders	(0.13)	(0.23)	(0.22)	(0.45)	(0.10)
Net Asset Value, End of Period	$10.06	$9.67	$10.14	$10.26	$10.23
Total Return[4,5]	5.41%[6]	(2.42)%	0.98%	4.85%	(0.58)%[6]
Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.48%	0.48%	0.48%[7]
Ratio of gross expenses to average net assets[8]	0.55%[7]	0.53%	0.53%	0.58%	0.59%[7]
Ratio of net investment income to average net assets[4]	2.57%[7]	2.28%	2.15%	1.88%	2.05%[7]
Portfolio turnover	21%[6]	17%	18%	48%	175%
Net assets end of period (000’s) omitted	$3,073	$5,005	$5,590	$5,668	$4,891

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on May 8, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.38	$12.94	$10.13	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	(0.01)	0.06	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.57	(1.88)	2.80	0.74	(0.70)
Total income (loss) from investment operations	2.56	(1.82)	2.85	0.79	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.05)	(0.04)	—	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.50)	(0.74)	(0.04)	—	—
Net Asset Value, End of Period	$12.44	$10.38	$12.94	$10.13	$9.34
Total Return[4,6]	25.99%[7]	(15.16)%	28.31%	8.46%	(6.60)%[7]
Ratio of net expenses to average net assets	1.40%[8,9]	1.45%[9,10]	1.45%[9,10]	1.44%	1.33%[8]
Ratio of gross expenses to average net assets[11]	1.40%[8,9]	1.45%[9]	1.45%[9]	1.53%	1.65%[8]
Ratio of net investment income (loss) to average net assets[4]	(0.24)%[8]	0.49%	0.45%	0.51%	0.65%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$2,280	$1,940	$10	$10	$9

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class I		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.44	$12.96	$10.14	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.00 [5]	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	2.59	(1.88)	2.81	0.75	(0.70)
Total income (loss) from investment operations	2.59	(1.79)	2.89	0.82	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.04)	(0.07)	(0.02)	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.51)	(0.73)	(0.07)	(0.02)	—
Net Asset Value, End of Period	$12.52	$10.44	$12.96	$10.14	$9.34
Total Return[4,6]	26.08%[7]	(14.89)%	28.73%	8.77%	(6.60)%[7]
Ratio of net expenses to average net assets	1.13%[8,9]	1.19%[9,10]	1.12%[9,10]	1.16%	1.16%[8]
Ratio of gross expenses to average net assets[11]	1.13%[8,9]	1.19%[9]	1.16%[9]	1.24%	1.45%[8]
Ratio of net investment income to average net assets[4]	0.03%[8]	0.75%	0.78%	0.79%	0.61%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$3,192	$2,539	$1,646	$16,639	$22,432

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class Z		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.41	$12.97	$10.15	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.01	0.11	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	2.58	(1.89)	2.80	0.74	(0.69)
Total income (loss) from investment operations	2.59	(1.78)	2.90	0.83	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.09)	(0.08)	(0.03)	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.53)	(0.78)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$12.47	$10.41	$12.97	$10.15	$9.35
Total Return[4,6]	26.20%[7]	(14.87)%	28.86%	8.86%	(6.50)%[7]
Ratio of net expenses to average net assets	1.00%[8,9]	1.05%[9,10]	1.05%[9,10]	1.05%	1.05%[8]
Ratio of gross expenses to average net assets[11]	1.00%[8,9]	1.05%[9]	1.05%[9]	1.15%	1.50%[8]
Ratio of net investment income to average net assets[4]	0.16%[8]	0.89%	0.85%	0.94%	0.64%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$88,929	$60,443	$59,500	$30,777	$7,782

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on March 20, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Less than $0.005 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.04% for the six months ended April 30, 2019 and 0.07% and 0.04% for the fiscal years ended October 31, 2018 and October 31, 2017, respectively.

[10]	Includes reduction from broker recapture amounting to less than 0.01%.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.61	$10.11	$7.91	$7.23	$8.83	$8.73
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.11	0.09	0.06	0.06	0.11 [4]
Net realized and unrealized gain (loss) on investments	1.50	(1.54)	2.18	0.66	(1.66)	0.02
Total income (loss) from investment operations	1.52	(1.43)	2.27	0.72	(1.60)	0.13
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.07)	(0.07)	(0.04)	—	(0.03)
Net Asset Value, End of Period	$10.04	$8.61	$10.11	$7.91	$7.23	$8.83
Total Return[3]	17.90%[5,6]	(14.24)%[6]	28.97%[6]	10.01%	(18.12)%	1.55%
Ratio of net expenses to average net assets	1.25%[7]	1.27%	1.31%	1.44%	1.45%	1.42%[8]
Ratio of gross expenses to average net assets[9]	1.25%[7]	1.27%	1.31%	1.44%	1.45%	1.43%
Ratio of net investment income to average net assets[3]	0.46%[7]	1.12%	1.08%	0.81%	0.76%	1.30%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$501	$289	$350	$497	$57	$79

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.60	$10.11	$7.90	$7.19	$8.88	$8.78
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.13	0.12	0.08	0.05	0.12 [4]
Net realized and unrealized gain (loss) on investments	1.49	(1.53)	2.18	0.67	(1.62)	0.04
Total income (loss) from investment operations	1.53	(1.40)	2.30	0.75	(1.57)	0.16
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	(0.09)	(0.04)	(0.12)	(0.06)
Net Asset Value, End of Period	$10.00	$8.60	$10.11	$7.90	$7.19	$8.88
Total Return[3]	18.08%[5,6]	(13.94)%[6]	29.34%[6]	10.48%[6]	(17.82)%[6]	1.85%[6]
Ratio of net expenses to average net assets	0.94%[7]	0.99%	1.03%	1.07%	1.00%	1.04%[8]
Ratio of gross expenses to average net assets[9]	0.94%[7]	0.99%	1.03%	1.07%	1.00%	1.05%
Ratio of net investment income to average net assets[3]	0.77%[7]	1.40%	1.36%	1.14%	0.65%	1.37%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$22,233	$11,210	$2,207	$1,271	$1,203	$26,239

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class Z		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.56	$10.06	$7.86	$7.20	$8.89	$8.78
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.15	0.13	0.09	0.09	0.13 [4]
Net realized and unrealized gain (loss) on investments	1.48	(1.53)	2.16	0.65	(1.65)	0.05
Total income (loss) from investment operations	1.52	(1.38)	2.29	0.74	(1.56)	0.18
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.12)	(0.09)	(0.08)	(0.13)	(0.07)
Net Asset Value, End of Period	$9.95	$8.56	$10.06	$7.86	$7.20	$8.89
Total Return[3]	18.10%[5,6]	(13.88)%[6]	29.62%[6]	10.52%	(17.69)%	2.05%
Ratio of net expenses to average net assets	0.85%[7]	0.87%	0.88%	0.94%	0.95%	0.92%[8]
Ratio of gross expenses to average net assets[9]	0.85%[7]	0.87%	0.88%	0.94%	0.95%	0.93%
Ratio of net investment income to average net assets[3]	0.86%[7]	1.52%	1.51%	1.25%	1.18%	1.53%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$168,072	$133,688	$130,828	$102,086	$95,434	$110,366

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11 and $0.12 for Class N, Class I and Class Z, respectively.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)
April 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds IV: AMG GW&K U.S. Small Cap Growth Fund (“U.S. Small Cap Growth”), AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) (formerly AMG GW&K Core Bond Fund) and AMG Funds: AMG GW&K Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”) (formerly AMG Trilogy Emerging Wealth Equity Fund) and AMG GW&K Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) (formerly AMG Trilogy Emerging Markets Equity Fund) , each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

U.S. Small Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2019, the impact on the expenses and expense ratios was $7,002 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized, net operating losses offset by short term capital gains and gains/losses on foreign currency. Temporary differences are due to wash sale loss deferrals.

At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
U.S. Small Cap
Growth	$25,355,994	$11,117,544	$(2,502,370)	$8,615,174
Core Bond ESG	225,478,671	2,175,073	(2,425,691)	(250,618)
Emerging Wealth
Equity	82,327,461	15,966,515	(2,255,678)	13,710,837
Emerging Markets
Equity	164,628,687	38,286,984	(4,241,203)	34,045,781

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Core Bond ESG	$2,251,421	$1,594,986	$3,846,407
Emerging Markets Equity	1,780,479	6,788,169	8,568,648

As of October 31, 2018, GW&K U.S. Small Cap Growth and Emerging Wealth Equity had no capital loss carryovers. Should the Funds incur net capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Emerging Wealth Equity and Emerging Markets Equity deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the six months ended April 30, 2019, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $25 and $194, respectively. For the fiscal year ended October 31, 2018, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $7,166 and $677, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018, the capital stock transactions by class for the Funds were as follows:

		U.S. Small Cap Growth				Core Bond ESG
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	554,435	$2,085,003	1,317,348	$5,851,857	11,545	$113,829	52,526	$517,842
Reinvestment of distributions	1,457,494	4,212,158	922,543	3,782,425	611	6,067	663	6,518
Cost of shares repurchased	(1,261,608)	(4,403,843)	(1,932,354)	(8,729,716)	(277)	(2,756)	(15,654)	(152,624)

Net increase	750,321	$1,893,318	307,537	$904,566	11,879	$117,140	37,535	$371,736

Class I:
Proceeds from sale of shares	326,007	$1,379,726	470,866	$2,564,067	518,657	$5,129,134	1,533,467	$15,179,962
Reinvestment of distributions	247,686	926,347	236,822	1,198,317	277,196	2,742,502	628,431	6,215,123
Cost of shares repurchased	(697,195)	(3,344,837)	(613,767)	(3,333,040)	(5,804,549)	(56,793,152)	(6,897,752)	(68,301,545)

Net increase (decrease)	(123,502)	$(1,038,764)	93,921	$429,344	(5,008,696)	$(48,921,516)	(4,735,854)	$(46,906,460)

Class Z:
Proceeds from sale of shares	—	—	1,261	$7,135	21,983	$215,315	15,702	$155,741
Reinvestment of distributions	5,801	$21,756	3,605	18,241	3,938	38,952	6,940	68,566
Cost of shares repurchased	—	—	—	—	(237,985)	(2,327,649)	(56,169)	(554,918)

Net increase (decrease)	5,801	$21,756	4,866	$25,376	(212,064)	$(2,073,382)	(33,527)	$(330,611)

Notes to Financial Statements (continued)

		Emerging Wealth Equity				Emerging Markets Equity
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	34,794	$379,583	277,256	$3,345,888	20,052	$189,461	32,216	$327,034
Reinvestment of distributions	9,251	90,748	94	1,211	394	3,339	238	2,438
Cost of shares repurchased	(47,579)	(513,439)	(91,372)	(1,070,986)	(4,132)	(39,967)	(33,515)	(330,892)

Net increase (decrease)	(3,534)	$(43,108)	185,978	$2,276,113	16,314	$152,833	(1,061)	$(1,420)

Class I:
Proceeds from sale of shares	130,979	$1,520,052	317,594	$3,954,434	1,069,667	$9,402,345	1,194,244	$11,277,804
Reinvestment of distributions	8,893	87,775	5,975	76,842	13,495	113,766	2,564	26,179
Cost of shares repurchased	(128,080)	(1,382,160)	(207,383)	(2,500,586)	(162,410)	(1,480,096)	(111,974)	(1,158,853)

Net increase	11,792	$225,667	116,186	$1,530,690	920,752	$8,036,015	1,084,834	$10,145,130

Class Z:
Proceeds from sale of shares	1,988,609	$21,442,376	1,738,318	$21,909,809	1,466,650	$14,342,206	3,024,811	$30,641,999
Reinvestment of distributions	32,302	317,526	31,476	403,515	226,695	1,901,969	154,904	1,572,271
Cost of shares repurchased	(694,668)	(7,385,628)	(554,875)	(6,961,554)	(416,938)	(4,045,884)	(568,860)	(5,984,686)

Net increase	1,326,243	$14,374,274	1,214,919	$15,351,770	1,276,407	$12,198,291	2,610,855	$26,229,584

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2019, the market value of Repurchase Agreements outstanding for U.S. Small Cap Growth, Emerging Wealth Equity and Emerging Markets Equity were $538,844, $1,814,559 and $5,021,878, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Notes to Financial Statements (continued)

U.S. Small Cap Growth	0.70%
Core Bond ESG	0.30%
Emerging Wealth Equity	0.55%
Emerging Markets Equity	0.55%

The Investment Manager has contractually agreed, through at least March 1, 2020, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of U.S. Small Cap Growth, Core Bond ESG, Emerging Wealth Equity and Emerging Markets Equity to 0.90%, 0.48%, 1.05% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2019, the Funds’ expiration of recoupment is as follows:

Expiration Period	U.S. Small Cap Growth	Core Bond ESG
Less than 1 year	—	$283,362
Within 2 years	$37,962	165,782
Within 3 years	69,302	151,331

Total Amount Subject to Recoupment	$107,264	$600,475

The Trusts, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2019, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
U.S. Small Cap Growth
Class N	0.15%	0.12%
Class I	0.15%	0.10%
Core Bond ESG
Class N	0.15%	0.15%
Class I	0.10%	0.08%
Emerging Wealth Equity
Class N	0.15%	0.15%
Class I	0.15%	0.13%
Emerging Markets Equity
Class N	0.15%	0.15%
Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2019, Core Bond ESG borrowed a maximum of $14,458,953 for two days paying interest of $2,175 and Emerging Wealth Equity borrowed a maximum of $1,121,372 for four days paying interest of $422. The interest expense amount is included in the Statement of Operations as miscellaneous expense. Emerging Wealth Equity lent a maximum of $350,968 for five days earning interest of $138. The interest income amount is included in the Statement of Operations as interest income. At April 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
U.S. Small Cap Growth	$3,888,076	$8,458,349
Core Bond ESG	32,298,473	60,420,826
Emerging Wealth Equity	29,769,160	19,111,000
Emerging Markets Equity	41,942,167	19,640,590

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2019 were $17,574,194 and $41,710,679, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at April 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
U.S. Small Cap Growth	$7,131,065	$538,844	$6,813,836	$7,352,680
Emerging Wealth Equity	8,870,521	1,814,559	7,327,750	9,142,309
Emerging Markets Equity	17,773,433	5,021,878	13,295,915	18,317,793

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range	Maturity Date Range
U.S. Small Cap Growth	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-02/15/49
Emerging Wealth Equity	U.S. Treasury Obligations	0.000%- 8.750%	05/09/19-11/15/48

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
U.S. Small Cap Growth
JPMorgan Securities LLC	$538,844	—	$538,844	$538,844	—
Emerging Wealth Equity
BNP Paribas SA	$814,559	—	$814,559	$814,559	—
RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,814,559	—	$1,814,559	$1,814,559	—

Emerging Markets Equity
BNP Paribas SA	$250,818	—	$250,818	$250,818	—
Cantor Fitzgerald Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—
Citigroup Global Markets, Inc.	1,192,765	—	1,192,765	1,192,765	—
HSBC Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—
RBC Dominion Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—

Total	$5,021,878	—	$5,021,878	$5,021,878	—

8. SUBSEQUENT EVENTS

Effective May 1, 2019, Core Bond ESG changed its principle investment strategy to give special consideration to environmental, social and governance (“ESG”) criteria.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information

Proxy Vote

At a special meeting of shareholders on April 16, 2019, the shareholders of AMG GW&K Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), and AMG GW&K Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) voted on the following proposal:

Proposal 1	For	Number of Eligible Voters Against	Abstain
Approval of a new subadvisory agreement between the Investment Manager and GW&K Investment, LLC with respect to:
Emerging Wealth Equity	6,634,120	4,582	—
Emerging Markets Equity	16,823,942	926	—

Approval of Investment Management and Interim Subadvisory Agreements

Approval of Interim and New Subavisory Agreement with GW&K with Respects to AMG GW&K Trilogy Emerging Markets Equity Fund:

At an in-person meeting held on December 6, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Trilogy Emerging Markets Equity Fund (the “Markets Fund”) (the “Interim Markets Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Markets Fund (the “New Markets Subadvisory Agreement” and together with the Interim Markets Subadvisory Agreement, the “Markets Agreements”), and the presentation of the New Markets Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Markets Agreements.

In considering the Markets Agreements, the Trustees considered the information relating to the Markets Fund and GW&K provided to them in connection with the meeting on December 6, 2018 and other meetings of the Board throughout the year. In considering the Markets Agreements, the Trustees also considered information relating to the seven other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of December 6, 2018, consisted of 59 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Markets Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Markets Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Markets Fund, including the information set forth in the Markets Fund’s prospectus and statement of additional information filed with the Securities and Exchange Commission. The Trustees noted that GW&K would hire all of the portfolio managers who were previously primarily responsible for the day-to-day management of the Markets Fund’s portfolio while at Trilogy, each of whom has served as a co-portfolio manager of the Markets Fund since its inception in 2011. In addition, the Trustees observed that GW&K proposes to manage the Markets Fund’s portfolio using the same investment strategies and processes employed by Trilogy under the Former Markets Subadvisory Agreement. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Markets Fund; (b) the qualifications and experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Markets Fund and GW&K’s other personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2018, GW&K managed approximately $36 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Markets Fund’s and GW&K’s performance. Among other information, the Trustees considered the performance of the Markets Fund, noting that GW&K intends to manage the Markets Fund with the same portfolio management team and the same investment objective and strategies as those used by Trilogy. The Trustees noted that the Markets Fund’s performance (all share classes) for the one-year, three-year and five-year periods ended September 30, 2018 and the period from the Markets Fund’s inception (March 1, 2011 for Class I and Class Z shares and March 1, 2012 for Class N shares) through September 30, 2018 was below, above, below, and below, respectively, the performance of the MSCI Emerging Markets Index. The Trustees also considered comparative performance information for an appropriate peer group of similar mutual funds that was provided to them in connection with their June 27-28, 2018 in-person meeting. Taking into account the desire for continuity of portfolio management, the Trustees concluded that this performance record supported the approval of the Markets Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Markets Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Markets Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Markets Agreement was the same as the rate paid to Trilogy under the Former Markets Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Markets Agreements. The Trustees also were provided, in their June 27-28, 2018 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Markets Fund’s assets increase over time, the Markets Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s equity investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Markets Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Markets Fund, which

Approval of Investment Management and Interim Subadvisory Agreements (continued)

bears GW&K’s name. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by Trilogy under the Former Markets Subadvisory Agreement with respect to the Markets Fund. Taking into account all of the foregoing, including the desire for continuity of portfolio management, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Markets Fund’s subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Markets Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Markets Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Markets Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Markets Agreement would be in the best interests of the Markets Fund and its shareholders. Accordingly, on December 6, 2018, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Markets Agreement.

Approval of Interim and New Subavisory Agreement with GW&K with Respects to AMG GW&K Trilogy Emerging Wealth Equity Fund:

At an in-person meeting held on December 6, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Trilogy Emerging Wealth Equity Fund (the “Wealth Fund”) (the “Interim Wealth Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Wealth Fund (the “New Wealth Subadvisory Agreement” and together with the Interim Wealth Subadvisory Agreement, the “Wealth Agreements”), and the presentation of the New Wealth Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Wealth Agreements.

In considering the Wealth Agreements, the Trustees considered the information relating to the Wealth Fund and GW&K provided to them in connection with the meeting on December 6, 2018 and other meetings of the Board throughout the year. In considering the Wealth Agreements, the Trustees also considered information relating to the seven other funds that GW&K sub-advises in the AMG

Funds Family of Funds, which, as of December 6, 2018, consisted of 59 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Wealth Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Wealth Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Wealth Fund, including the information set forth in the Wealth Fund’s prospectus and statement of additional information filed with the Securities and Exchange Commission. The Trustees noted that GW&K would hire all of the portfolio managers who were previously primarily responsible for the day-to-day

Approval of Investment Management and Interim Subadvisory Agreements (continued)

management of the Wealth Fund’s portfolio while at Trilogy, each of whom has served as a co-portfolio manager of the Wealth Fund since its inception in 2015. In addition, the Trustees observed that GW&K proposes to manage the Wealth Fund’s portfolio using the same investment strategies and processes employed by Trilogy under the Former Wealth Subadvisory Agreement. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Wealth Fund; (b) the qualifications and experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Wealth Fund and GW&K’s other personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2018, GW&K managed approximately $36 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Wealth Fund’s and GW&K’s performance. Among other information, the Trustees considered the performance of the Wealth Fund, noting that GW&K intends to manage the Wealth Fund with the same portfolio management team and the same investment objective and strategies as those used by Trilogy. The Trustees noted that the Wealth Fund’s performance (all share classes) for the one-year and three-year periods ended September 30, 2018 and the period from the Wealth Fund’s inception on March 19, 2015 through September 30, 2018 was below (above in the case of Class Z shares), above and above, respectively, the performance of the MSCI Emerging Markets Index. The Trustees also considered comparative performance information for an appropriate peer group of similar mutual funds that was provided to them in connection with their June 27-28, 2018 in-person meeting. Taking into account the desire for continuity of portfolio management, the Trustees concluded that this performance record supported the approval of the Wealth Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Wealth Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Wealth Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Wealth Agreement was the same as the rate paid to Trilogy under the Former Wealth Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Wealth Agreements. The Trustees also were provided, in their June 27-28, 2018 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Wealth Fund’s assets increase over time, the Wealth Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s equity investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Wealth Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Wealth Fund, which bears GW&K’s name. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by Trilogy under the Former Wealth Subadvisory Agreement with respect to the Wealth Fund. Taking into account all of the foregoing, including the desire for continuity of portfolio management, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Wealth Fund’s subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Wealth Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Wealth Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Wealth Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Wealth Agreement would be in the best interests of the Wealth Fund and its shareholders. Accordingly, on December 6, 2018, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Wealth Agreement.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	50

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043019 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 1, 2019